EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2020-3
Start - End Dates:	3/2019 - 3/2020
Deal Loan Count:	28

Loan Level Tape Compare Upload

Loan Number	Field Name	Tape Data	Reviewer Data
738003	Debt to Income Ratio (Back)	45.77	43.6643
738003	Debt to Income Ratio (Front)	32.645	30.5394
740951	Number of Units	2	1
741617	Documentation Type	Alt Doc	Full Doc
741618	Debt to Income Ratio (Back)	42.829	37.1542
741618	Debt to Income Ratio (Front)	34.094	28.3205
743556	Debt to Income Ratio (Back)	40.323	43.4365
743558	Debt to Income Ratio (Back)	40.611	43.5701
743559	Debt to Income Ratio (Back)	44.639	47.2743
742552	Debt to Income Ratio (Back)	11.509	15.3928
742552	Debt to Income Ratio (Front)	11.125	15.0091
743536	Debt to Income Ratio (Back)	39.209	27.2273
743536	Debt to Income Ratio (Front)	33.529	21.5478
738012	Debt to Income Ratio (Back)	48.459	46.0821
721935	Borrower 1 Last Name	xxxxxx	xxxxxx
734559	Loan Purpose	Rate and Term Refi	Cashout Refi
734559	Original Term	360	480
741896	Debt to Income Ratio (Back)	38.426	28.6125